Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense) benefit for the years ended December 31, 2013 and 2012 consisted of the following:

	2013	2012
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	(212,022)	1,267,000
State	(401,215)	(653,000)
Net operating loss carryforward	4,243,885	4,635,000
Valuation Allowance	(3,649,237)	(5,267,000)
Total income tax (expense) benefit	$(18,589)	$(18,000)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of Cytomedix’s deferred tax assets and liabilities consisted of the following at December 31:

	2013	2012
Deferred tax assets:
Stock-based compensation	$5,371,000	$5,087,000
Tax credits	2,895,000	2,512,000
Deferred financing costs	(3,000)	714,000
Start-up and organizational costs	272,000	272,000
Tax deductible Goodwill	112,000	136,000
Property and equipment	240,000	244,000
Derivative liabilities	(2,000)	522,000
Other	1,019,000	109,000
Total deferred tax assets	9,904,000	9,596,000
Deferred tax liabilities:
Intangible Assets	(12,219,000)	(12,353,000)
Discount on Note Payable	(1,088,000)	(377,000)
Other	(69,000)	(50,000)
Total deferred tax liabilities	(13,376,000)	(12,780,000)
Net deferred tax assets, excluding net operating loss carryforwards	(3,472,000)	(3,184,000)
Net operating loss carryforwards	45,458,000	41,540,000
	41,986,000	38,356,000
Less valuation allowance	(42,055,000)	(38,406,000)
Total deferred tax assets (liabilities)	$(69,000)	$(50,000)

Schedule Of Change In Valuation Allowance For Deferred Tax Assets [Table Text Block]
The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance – January 1, 2012	$19,700,000
Purchase Accounting changes	13,439,000
2012 provision	5,267,000
Valuation allowance – December 31, 2012	38,406,000
2013 provision	3,649,000
Valuation allowance – December 31, 2013	$42,055,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2013	2012
U.S. Federal statutory income tax	35.0%	35.0%
State and local income tax, net of benefits	4.4%	4.2%
Fair value of Derivatives	(2.9)%	(6.8)%
Nondeductible guarantee fees	(0.9)%	(3.7)%
Impact of changes in rates	(12.2)%	(0.2)%
Other	(5.5)%	(1.9)%
Valuation allowance for deferred income tax assets	(18.0)%	(26.5)%
Effective income tax rate	(0.1)%	0.1%